Acquisitions - CMRS Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2022 USD ($)	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 HKD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Acquisitions
Consideration Payable Current					$ 3,458
Issuance of ordinary shares upon settlement for contingent consideration payable							$ 2,060
Cash settled				$ 5,161	7,742		10,007
Amount settled					$ 722
Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares				44,477,356	43,736,801
Class A ordinary shares of the Company	$ 1,577
CMRS Group Holding Limited
Acquisitions
Equity interest (as a percent)		100.00%
Fair value of cash consideration transferred		$ 4,335	$ 33,594		$ 12,903	$ 100,000	2,024	$ 4,335
Business acquisition contingent consideration		7,674
Fair value of cash consideration transferred		14,449
Cash		$ 4,335
Consideration Payable Current								$ 959
Remaining balance of cash consideration settled							$ 3,376
Business acquisition contingent consideration, percentage		4.32%	4.32%
Issuance of ordinary shares upon settlement for contingent consideration payable (in shares) | shares							183,740
Issuance of ordinary shares upon settlement for contingent consideration payable							$ 2,060
Change in fair value recorded in consolidated statement of comprehensive loss under other gains, net					8,396		$ 418
Cash settled				$ 5,161	$ 7,742
CMRS Group Holding Limited | Class A ordinary shares
Acquisitions
Acquisition, No of shares | shares		182,950
Fair value of cash consideration transferred		$ 2,440
Class A ordinary shares of the Company		$ 2,440